Dec. 11, 2017
Capital Group California Short-Term Municipal Fund SM
Capital Group California Short-Term Municipal Fund SM
Capital Group Private Client Services FundsSM Prospectus Supplement December 11, 2017 (for prospectus dated January 1, 2017, as supplemented to date)

1)	The last sentence of the first paragraph in the “Investment results” section of the prospectus relating to each fund is amended in its entirety to read as follows:

Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

2)	The last row of the table in the “Investment results” section of the prospectus relating to each fund is amended in its entirety to read as follows:

(For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

Keep this supplement with your prospectus.